STATEMENTS OF CASH FLOWS	2 Months Ended
Dec. 31, 2019 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (2,300)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account	0
Offering costs associated with derivative warrant liabilities	0
Change in fair value of derivative warrant liabilities	0
Changes in operating assets and liabilities:
Prepaid expenses	0
Accrued expenses	1,500
Accrued expenses - related parties	0
Franchise tax payable	800
Net cash used in operating activities	0
Cash Flows from Investing Activities
Cash deposited in Trust Account	0
Net cash used in investing activities	0
Cash Flows from Financing Activities:
Proceeds received from note payable to related party	0
Repayment of note payable to related party	0
Proceeds received from initial public offering, gross	0
Proceeds received from private placement	0
Offering costs paid	0
Net cash provided by financing activities	25,000
Net change in cash	25,000
Cash - beginning of the period	0
Cash - end of the period	25,000
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses	25,000
Deferred underwriting commissions in connection with the initial public offering	0
Initial value of Class A common stock subject to possible redemption	0
Change in value of Class A common stock subject to possible redemption	0
Class B common stock
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	$ 25,000